UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Master Fund I, Ltd.*

Address:  c/o International Fund Services (Ireland) Limited
          Third Floor, Bishop's Square
          Redmond's Hill, Dublin 2, Ireland


13F File Number: 028-11249

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARKET VALUES OF CERTAIN SECURITIES HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE") AS OF JUNE 30, 2009. THE REPORTING PERSON BELIEVES THAT ALL OR A PORTION OF SUCH SECURITIES WILL HAVE GREATER VALUES FOR PURPOSES OF OFFSETTING AMOUNTS OWED BY THE REPORTING PERSON TO LBIE AND IS NOT WAIVING ANY RIGHTS TO CLAIM HIGHER VALUES IN CONNECTION WITH THE ADMINISTRATION OF LBIE OR ANY SIMILAR PROCEEDING AFFECTING LEHMAN BROTHERS HOLDINGS, INC. OR ITS AFFILIATES OR SUBSIDIARIES.

Person Signing this Report on Behalf of Reporting Manager:

By:   Harbinger Capital Partners LLC
By:   Harbinger Holdings, LLC, Managing Member

Name:    Philip Falcone
Title:   Managing Member
Phone:   (212) 521-6988


Signature, Place, and Date of Signing

/s/ Philip Falcone              New York, New York          August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

-----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total:  $1,557,572
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name

1.      028-13483               Harbinger Holdings, LLC
2.      028-13482               Harbinger Capital Partners LLC
----    -------------------     ------------------------------

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION    MNGRS   SOLE    SHARED  NONE
ALPHA NATURAL RESOURCES INC    COM               02076X102    7,793     296,667 SH        SHARED-DEFINED  1,2     296,667  0     0
ASHLAND INC NEW                COM               044209104    9,247     329,650 SH        SHARED-DEFINED  1,2     329,650  0     0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW           049164205   66,568   2,870,528 SH        SHARED-DEFINED  1,2   2,870,528  0     0
CALPINE CORP                   COM NEW           131347304  587,242  52,667,465 SH        SHARED-DEFINED  1,2  52,667,465  0     0
CLIFFS NATURAL RESOURCES INC   COM               18683K101   11,012     450,000 SH        SHARED-DEFINED  1,2     450,000  0     0
CONSTELLATION ENERGY GROUP I   COM               210371100   45,014   1,693,523 SH        SHARED-DEFINED  1,2   1,693,523  0     0
FREEPORT-MCMORAN COPPER & GO   COM               35671D857   50,110   1,000,000 SH        SHARED-DEFINED  1,2   1,000,000  0     0
GENERAL MOLY INC               COM               370373102      718     323,596 SH        SHARED-DEFINED  1,2     323,596  0     0
LEAP WIRELESS INTL INC         COM NEW           521863308  231,333   7,025,000 SH        SHARED-DEFINED  1,2   7,025,000  0     0
LEGG MASON INC                 COM               524901105   12,678     520,000 SH        SHARED-DEFINED  1,2     520,000  0     0
MCDERMOTT INTL INC             COM               580037109  161,423   7,947,977 SH        SHARED-DEFINED  1,2   7,947,977  0     0
MEDIA GEN INC                  CL A              584404107    1,889     895,371 SH        SHARED-DEFINED  1,2     895,371  0     0
MEDIVATION INC                 COM               58501N101   17,977     802,205 SH        SHARED-DEFINED  1,2     802,205  0     0
MIRANT CORP NEW                COM               60467R100    9,374     595,573 SH        SHARED-DEFINED  1,2     595,573  0     0
NEW YORK TIMES CO              CL A              650111107  157,247  28,538,434 SH        SHARED-DEFINED  1,2  28,538,434  0     0
OWENS CORNING NEW              *W EXP 10/30/201  690742127      238     475,000 SH        SHARED-DEFINED  1,2     475,000  0     0
RTI INTL METALS INC            COM               74973W107    5,130     330,954 SH        SHARED-DEFINED  1,2     330,954  0     0
SOLUTIA INC                    COM NEW           834376501   54,755   9,506,029 SH        SHARED-DEFINED  1,2   9,506,029  0     0
SOUTHERN UN CO NEW             COM               844030106      873      47,461 SH        SHARED-DEFINED  1,2      47,461  0     0
TECK RESOURCES LTD             CL B              878742204   27,576   1,730,000 SH        SHARED-DEFINED  1,2   1,730,000  0     0
TERRESTAR CORP                 COM               881451108   50,697  33,135,114 SH        SHARED-DEFINED  1,2  33,135,114  0     0
PROSHARES TR                   PSHS ULTSHT FINL  74347R628   26,119     625,000 SH        SHARED-DEFINED  1,2     625,000  0     0
ZAPATA CORP                    COM PAR $         989070602   22,559   3,312,654 SH        SHARED-DEFINED  1,2   3,312,654  0     0




SK 26666 0002 1019592